Non-controlling Interests (Schedule of Non-controlling Interest) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Actoz [Member] CNY	Dec. 31, 2011 Actoz [Member] CNY	Dec. 31, 2012 Other Subsidiaries [Member] CNY	Dec. 31, 2011 Other Subsidiaries [Member] CNY
Noncontrolling Interest [Line Items]
Non-controlling interests	$ 8,558	53,310	257,158	30,720	247,775	22,590	9,383